Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Share Capital	Equity Reserves	Treasury Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2022		118,349,090
Balance, amount at Dec. 31, 2022	$ 98,021	$ 145,515	$ 9,852	$ (97)	$ (5,223)	$ (52,026)
Statement [Line Items]
At the market issuances, shares		5,360,300
At the market issuances, amount	3,597	$ 3,597	0	0	0	0
Carrying value of RSUs exercised, shares		1,005,333
Carrying value of RSUs exercised, amount	0	$ 1,019	(1,019)	0	0	0
Issuance costs	(355)	(355)	0	0	0	0
Share-based payments	1,809	0	1,809	0	0	0
Options cancelled or expired	0		(61)			61
Net Income (Loss)	(21)	0	0	0	0	(21)
Currency translation differences	(346)	$ 0	0	0	(346)	0
Balance, shares at Sep. 30, 2023		124,714,723
Balance, amount at Sep. 30, 2023	102,705	$ 149,776	10,581	(97)	(5,569)	(51,986)
Balance, shares at Dec. 31, 2023		128,728,248
Balance, amount at Dec. 31, 2023	106,001	$ 151,688	11,041	(97)	(5,208)	(51,423)
Statement [Line Items]
At the market issuances, shares		5,050,585
At the market issuances, amount	3,906	$ 3,906	0	0	0	0
Carrying value of RSUs exercised, shares		1,197,709
Carrying value of RSUs exercised, amount	0	$ 1,018	(1,018)	0	0	0
Issuance costs	(276)	(276)	0	0	0	0
Share-based payments	1,601	0	1,601	0	0	0
Net Income (Loss)	3,008	0	0	0	0	3,008
Currency translation differences	(123)	$ 0	0	0	(123)	0
Exercise of options, shares		561,000
Exercise of options, amount	$ 372	$ 572	(200)	0	0	0
Balance, shares at Sep. 30, 2024	702,500	135,537,542
Balance, amount at Sep. 30, 2024	$ 114,489	$ 156,908	$ 11,424	$ (97)	$ (5,331)	$ (48,415)